Acquisition-Related Liabilities - Remaining Payments Due under Noncompete and Deferred Consideration Agreements (Detail) $ in Thousands	Dec. 27, 2014 USD ($)
Business Combinations [Abstract]
2015	$ 16,051
2016	13,240
2017	10,200
2018	9,660
2019	5,435
Thereafter	16,272
Total scheduled payments	70,858
Present value adjustments	(17,474)
Total noncompete obligations and deferred consideration	$ 53,384